UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                               Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                           Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code:   1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME

Ignore the crowd.

(“COMPANY”)

FAIRHOLME FUNDS, INC.

THE FAIRHOLME FUND (FAIRX);

A NO-LOAD, NON-DIVERSIFIED FUND SEEKING LONG-TERM GROWTH OF CAPITAL

Managed by

FAIRHOLME CAPITAL

MANAGEMENT, LLC

(“MANAGER”)

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX):

A NO-LOAD, NON-DIVERSIFIED FUND SEEKING CURRENT INCOME

ANNUAL REPORT

FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2010

1-866-202-2263

fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

November 30, 2010

VALUE OF $10,000 INVESTED AT INCEPTION (UNAUDITED)

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

The chart above covers the period from inception of The Fairholme Fund (the “Fairholme Fund”) (December 29, 1999) to the end of the most recent fiscal year (November 30, 2010).

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

VALUE OF $25,000* INVESTED AT INCEPTION (UNAUDITED)

THE FAIRHOLME FOCUSED INCOME FUND VS.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

*$25,000 is the initial minimum investment of the Fairholme Focused Income Fund (the “Income Fund”).

The chart above covers the period from inception of the Income Fund (December 31, 2009) to the end of the most recent fiscal year (November 30, 2010).

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Income Fund distributions. The Barclay’s Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT

For the Year Ended December 31, 2010

This Portfolio Manager’s Report is based on calendar year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments are as of the latest public filing of the Fairholme Funds, Inc.’s (the “Funds” or “Fairholme”) holdings at the time of publication.

Mutual fund investing involves risks including loss of principal. Performance information quoted herein represents past performance and is not a guarantee of future results. The investment returns and principal values of investments in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance information quoted within. The Fairholme Fund imposes a 2.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee, which if imposed, would reduce returns. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder services at 1-866-202-2263. Additional information regarding the risks of investing in the Funds may be found in the Funds’ current Prospectus. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Investors cannot invest directly in an index. Please refer to the back cover of this document for additional important disclosures.

January 6, 2011

To the Shareholders and Directors of Fairholme Funds, Inc.:

In 2010, The Fairholme Fund earned 25.5% versus a gain of 15.1% for the S&P 500 Index (“S&P 500”). Since inception on December 29,1999 and through December 31, 2010, The Fairholme Fund earned 342.9% versus a 5.0% gain for the S&P 500. A $1 million investment in The Fairholme Fund when it started on December 29, 1999 was worth $4,428,831 at December 31, 2010 compared to $1,050,117 for a like investment in the S&P 500. The Income Fund earned 11.2% in its first year of life while the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) earned 6.5%.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Year Ended December 31, 2010

Below is a comparison of the Funds’ unaudited performance (after expenses) with that of the S&P 500 (before expenses) and the Barclays Bond Index (before expenses), both with dividends and distributions reinvested, for the period ending December 31, 2010.

Fairholme Fund Performance to 12/31/2010	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fairholme Fund	24.60%	25.47%	60.80%	196.02%	342.88%
S&P 500 Index	23.27%	15.06%	11.99%	15.07%	5.01%

Annualized:
Fairholme Fund		25.47%	9.97%	11.46%	14.47%
S&P 500 Index		15.06%	2.29%	1.41%	0.45%

At November 30, 2010, the Fairholme Fund’s Expense Ratio is 1.00%.

In the Funds’ current prospectus dated March 30, 2010, the Fairholme Fund’s Expense Ratio is 1.01%, which includes acquired fund fees of 0.01%. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies, including, but not limited to, money market funds.

Income Fund Performance to 12/31/2010	Six Months	Since Inception 12/31/2009

Cumulative:
Income Fund	7.50%	11.16%
Barclays Capital U.S. Aggregate Bond Index	1.15%	6.54%

At November 30, 2010, the Income Fund’s Gross Expense Ratio is 1.00%, and the Net Expense Ratio is 0.50%.

In the Funds’ current Prospectus dated March 30, 2010, the Income Fund’s Gross Expense Ratio is 1.00% and Net Expense Ratio is 0.50%. The Manager has contractually agreed to waive a portion of its management fees and/or pay the Income Fund’s expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) in order to limit the net expenses of the Income Fund to 0.50% of the Income Fund’s daily average net assets. The fee waiver/expense limitation became effective on December 31, 2009 and shall remain in effect for at least one year after the effective date of the current Prospectus.

The Fairholme Allocation Fund (NASDAQ: FAAFX) commenced operations on December 31, 2010 and opened to new investors on January 3, 2011.

Over the past few years, Fairholme’s performance is due in large part to thousands of patriots in civil service who rescued the global financial system with much intelligence

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Year Ended December 31, 2010

and hard work, demonstrating government at its best during a time of national crisis. On behalf of nearly 500,000 shareholders and clients, Semper Fi.

Charlie Fernandez and I remain grateful for the many professionals that directly and indirectly worked for our shareholders, with special thanks to the U.S. Treasury for equitable treatment at AIG, to Goldman Sachs for outstanding advice in Asia and to Brookfield Asset Management and Pershing Square for all stakeholders fully recovering in the restructure of General Growth Properties.

Government is doing its job. We’ll continue to do ours, looking forward to further potential recovery at AIG, MBIA and others, while helping to remove the financial roadblocks to our country’s economic growth.

Bruce R. Berkowitz

Managing Member

Fairholme Capital Management, L.L.C.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2010

The Fairholme Fund (“Fairholme Fund”) and The Fairholme Focused Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) shares outstanding and audited net asset value (“NAV”) at November 30, 2010, the end of the Funds’ fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2010 Shares Outstanding	11/30/2010 NAV (audited)	05/31/2010 NAV (unaudited)	11/30/2009 NAV (audited)
Fairholme Fund	492,698,641	$34.19	$32.22	$28.90
Income Fund	34,052,611	$10.70	$10.27	—

At December 31, 2010, the unaudited NAVs of the Fairholme Fund and the Income Fund were $35.58 and $10.71 per share, respectively.

Performance figures below are shown for the Fairholme Fund as of the end of the Fairholme Fund’s fiscal year at November 30, 2010 and do not match calendar year figures for the period ended December 31, 2010 cited in the Portfolio Manager’s report.

Fairholme Fund Performance to 11/30/2010	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fairholme Fund	6.11%	19.37%	48.11%	196.00%	301.08%
S&P 500 Index	9.50%	9.94%	5.01%	8.39%	(1.57)%

Annualized:
Fairholme Fund		19.37%	8.17%	11.46%	13.56%
S&P 500 Index		9.94%	0.98%	0.81%	(0.14)%

For the six months ended November 30, 2010, the S&P 500 Index (“S&P 500”) outperformed the Fairholme Fund by 3.39 percentage points while over the last year the Fairholme Fund outperformed the S&P 500 by 9.43 percentage points. From inception, the Fairholme Fund outperformed the S&P 500 by 13.70 percentage points per annum or, on a cumulative basis, 302.65 percentage points over ten years and eleven months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Fiscal Year Ended November 30, 2010

Performance figures below are shown for the Income Fund as of the end of the Income Fund’s fiscal year at November 30, 2010 and do not match calendar year figures for the period ended December 31, 2010 cited in the Portfolio Manager’s Report.

Income Fund Performance to 11/30/2010	Six Months	Since Inception 12/31/2009

Cumulative:
Income Fund	5.88%	9.05%
Barclays Capital U.S. Aggregate Bond Index	3.85%	7.70%

For the six months ended November 30, 2010, the Income Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 2.03 percentage points. From inception, the Income Fund outperformed the Barclays Bond Index by 1.35 percentage points.

In the opinion of Fairholme Capital Management, L.L.C. (the “Manager”), performance over short intervals is likely to be less meaningful than a comparison of longer periods. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices.

The continuing recovery in the economic markets, particularly in the financial services and insurance-related sectors, contributed positively to each Fund’s overall performance. Each Fund’s participation in the bankruptcy reorganization of General Growth Properties, Inc. also contributed positively to performance. Certain sectors within the economic markets or issuers within a sector have not participated fully in the economic recovery. Holdings of a Fund within these sectors or of these issuers contributed negatively to the Fund’s performance.

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be owned by the Funds subsequent to the end of the fiscal period and that the Funds may have made significant new purchases that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Manager invests the Funds’ assets in securities to the extent it finds reasonable investment opportunities and may invest a significant portion of the Funds’ assets in liquid, low-risk securities or cash. The Manager views such liquidity as a strategic

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Fiscal Year Ended November 30, 2010

asset and may invest a significant portion of cash and liquid assets in other more risky securities at any time, particularly under situations where markets are weak or a particular industry’s securities decline sharply. At November 30, 2010, the Funds’ liquidity (consisting of cash, commercial paper, deposit accounts, and money-market funds) represented 22.4% and 24.9% of the Fairholme Fund and Income Fund total net assets, respectively. It should be noted that since inception, the Funds have held, on average, a significant percentage of assets in liquid low-risk securities or cash without, in the opinion of the Manager, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Funds’ liquidity.

The following charts show the top ten holdings by issuer and top ten holdings’ categories of the Fairholme Fund at November 30, 2010, listed by their percentage of the Fairholme Fund’s net assets. Portfolio holdings are subject to change without notice.

Fairholme Fund		Fairholme Fund
Top Ten Holdings by Issuer*		Top Ten Categories
(% of Net Assets)		(% of Net Assets)

General Growth Properties, Inc.	13.2%	Cash and Cash Equivalents**	22.4%
American International Group, Inc.	9.2%	Real Estate Investment Trusts	13.4%
AIA Group Ltd.	5.2%	Multi-Line Insurance	11.0%
The Goldman Sachs Group, Inc.	5.2%	Capital Markets	10.1%
Bank of America Corp.	5.0%	Diversified Banks	10.0%
Citigroup, Inc.	5.0%	Diversified Holding Companies	8.3%
Sears Holdings Corp.	5.0%	Insurance	5.2%
Berkshire Hathaway, Inc.	5.0%	Retail Department Stores	5.0%
Morgan Stanley	4.9%	Commercial Finance	4.7%
CIT Group, Inc.	4.7%	Regional Banks	3.3%

	62.4%		93.4%

*	Excludes cash, commercial paper, and money market funds.
**	Includes cash, commercial paper, and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Fiscal Year Ended November 30, 2010

The following charts show the top ten holdings by issuer and top ten holdings’ categories of the Income Fund at November 30, 2010, listed by their percentage of the Income Fund’s net assets. Portfolio holdings are subject to change without notice.

Income Fund Top Ten Holdings by Issuer* (% of Net Assets)		Income Fund Top Ten Categories (% of Net Assets)

MBIA, Inc.	17.0%	Cash and Cash Equivalents**	24.9%
American General Finance Corp.	15.5%	Surety Insurance	17.0%
CIT Group, Inc.	9.0%	Multi-Line Insurance	16.3%
General Growth Properties, Inc.	6.6%	Diversified Telecommunications	9.5%
Regions Financial Corp.	4.8%	Commercial Finance	9.0%
Verizon Communications, Inc.	4.8%	Regional Banks	8.1%
AT&T, Inc.	4.7%	Real Estate Investment Trusts	6.6%
BP Capital Markets plc	3.5%	Energy - Oil, Gas & Consumable Fuels	6.4%
Banco Santander SA	3.0%	Freight Transportation	0.5%
Royal Dutch Shell plc	2.9%	Diversified Banks	0.4%

	71.8%		98.7%

*	Excludes cash, commercial paper, and money market funds.
**	Includes cash, commercial paper, and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Fiscal Year Ended November 30, 2010

The Funds’ Management (Officers of Fairholme Funds, Inc.), the Funds’ Board of Directors (“Directors”), and Manager are aware that large cash inflows may adversely affect the Funds’ performance. However, Management of the Funds, after consulting with the Funds’ Manager, does not believe that inflows have negatively affected performance. To the contrary, the Manager believes that such cash inflows have helped the Funds make opportunistic investments. Management monitors cash inflows and outflows and intend to take appropriate actions if they believe future performance is likely to be negatively impacted by net inflows. As of the date of this report, no such actions are contemplated.

The Funds transact in non-U.S. securities and securities of corporations domiciled outside of the United States. It is the intent of the Funds to have the Manager employ a consistent value-based investment philosophy which may expose the Funds to risk of adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Statement of Additional Information.

Not all dispositions or additions to the portfolio are material, and, while the Funds and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Funds’ Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry, and not on short-term price movements. However, certain strategies of the Manager in carrying out the Funds’ investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Funds, as well as with respect to Fund’s shares themselves.

The Funds are considered to be “non-diversified” under the Investment Company Act of 1940, which means that the Funds can invest a greater percentage of their assets in fewer securities than a diversified fund. The Funds may also have a greater percentage of their assets invested in particular industries than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single corporation.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Fiscal Year Ended November 30, 2010

The Independent Directors continue to believe that it is in the best interests of the Funds’ shareholders to have Mr. Berkowitz serve as Chairman of the Board given: his experience, commitment, and significant personal investment in the Funds; the present constitution of the Funds’ Board of Directors and policies; and current rules and regulations. At November 30, 2010, a majority of the Board of Directors is by statute independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Funds, and Directors affiliated with the Manager receive no compensation for being Directors.

The Officers and Directors (and their affiliates) of the Funds continue to have a significant and increasing personal stake in the Fairholme Fund and Income Fund, holding an aggregate 7,220,000 and 4,428,000 shares, respectively, at November 30, 2010. While there is no requirement that Officers and Directors own shares of the Funds, the Officers and Directors believe that such holdings help to align the interests of the Funds’ Management and the Board of Directors with those of the Funds’ shareholders. Since inception, the Funds have been advised by the Manager. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or FCM Services, Inc., a wholly owned subsidiary of the Manager. For more complete information about the Funds, or to obtain a current prospectus, please visit www.fairholmefunds.com or call Shareholder services at 1-866-202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2010

through November 30, 2010 (unaudited)

As a shareholder of the Funds, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fairholme Fund shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management fee paid to the Manager by the Funds.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in each Fund at June 1, 2010 and held for the entire six month period ending November 30, 2010.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE (Continued)

For the Six Month Period from June 1, 2010

through November 30, 2010 (unaudited)

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only. Therefore, the second line of the tables is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

Fairholme Fund	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period* June 1, 2010 Through November 30, 2010

Actual	$1,000.00	$1,061.10	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06

Income Fund	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During the Period** June 1, 2010 Through November 30, 2010

Actual	$1,000.00	$1,058.80	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.54

*

Expenses are equal to the Fairholme Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fairholme Fund’s Ending Account Value on the first line in the table is based on its actual total return of 6.11% for the six-month period of June 1, 2010 to November 30, 2010.

**

Expenses are equal to the Income Fund’s annualized expense ratio of 0.50% after management fee waiver, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Income Fund’s Ending Account Value on the first line in the table is based on its actual total return of 5.88% for the six-month period of June 1, 2010 to November 30, 2010.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2010

Shares		Value

	DOMESTIC EQUITY SECURITIES — 67.9%

	AEROSPACE & DEFENSE — 2.0%
17,658,000	Spirit Aerosystems Holdings, Inc., Class A (a)	$343,801,260

	CAPITAL MARKETS — 10.1%
5,578,900	The Goldman Sachs Group, Inc.	871,089,446
33,694,200	Morgan Stanley	824,160,132

		1,695,249,578

	COMMERCIAL FINANCE — 4.1%
17,301,229	CIT Group, Inc. (a)(b)	682,706,496

	COMMERCIAL SERVICES & SUPPLIES — 0.5%
10,223,900	RSC Holdings, Inc. (a)(b)	79,644,181

	DIVERSIFIED BANKS — 10.0%
77,317,115	Bank of America Corp.	846,622,409
201,396,100	Citigroup, Inc. (a)	845,863,620

		1,692,486,029

	DIVERSIFIED HOLDING COMPANIES — 8.3%
4,016	Berkshire Hathaway, Inc., Class A (a)	482,723,200
4,477,650	Berkshire Hathaway, Inc., Class B (a)	356,779,152
15,921,200	General Electric Co.	252,032,596
12,123,274	Leucadia National Corp. (a)	314,720,193

		1,406,255,141

	MANAGED HEALTH CARE — 0.6%
3,772,000	WellCare Health Plans, Inc. (a)(b)	106,181,800

	MULTI-LINE INSURANCE — 9.2%
37,542,817	American International Group, Inc. (a)	1,550,142,914

	PHARMACEUTICALS — 0.1%
177,400	Teva Pharmaceutical Industries Ltd., sponsored ADR	8,877,096

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Shares		Value

	REAL ESTATE INVESTMENT TRUSTS — 11.1%
113,869,556	General Growth Properties, Inc. (b)	$1,843,548,112
2,550,848	Winthrop Realty Trust (b)	30,533,651

		1,874,081,763

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
23,136,502	The St. Joe Co. (a)(b)	407,202,435

	REGIONAL BANKS — 3.3%
2,892,200	Banco Santander SA, sponsored ADR	27,822,964
97,150,804	Regions Financial Corp. (b)	522,671,325

		550,494,289

	RETAIL DEPARTMENT STORES — 5.0%
12,860,071	Sears Holdings Corp. (a)(b)	842,334,651

	SURETY INSURANCE — 1.2%
20,501,100	MBIA, Inc. (a)(b)	204,805,989

TOTAL DOMESTIC EQUITY SECURITIES (COST $10,826,152,194)		11,444,263,622

	FOREIGN EQUITY SECURITIES — 5.5%

	HONG KONG — 5.2%

	INSURANCE — 5.2%
302,221,000	AIA Group Ltd. (a)	873,763,564

	UNITED KINGDOM — 0.3%

	INVESTMENT COMPANIES — 0.3%
748,168	JZ Capital Partners Ltd.	3,770,516
417,917	JZ Capital Partners Ltd. (c)	2,106,161
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (c)	48,832,131

		54,708,808

TOTAL FOREIGN EQUITY SECURITIES (COST $817,604,199)		928,472,372

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Shares		Value

	DOMESTIC PREFERRED STOCKS — 0.0%

	MULTI-LINE INSURANCE — 0.0%
6	American International Group, Inc., Convertible Preferred, 8.500%	$43

TOTAL DOMESTIC PREFERRED STOCKS (COST $59)		43

	WARRANTS — 2.5%

	REAL ESTATE INVESTMENT TRUSTS — 2.3%
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.50, Expire 11/09/2017 (b)(d)	392,137,799

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017 (d)	30,015,679

TOTAL WARRANTS (COST $0)		422,153,478

Principal
	ASSET BACKED SECURITIES — 0.4%

	CONSUMER FINANCE — 0.4%
	AmeriCredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015, Class B	52,797,413
14,834,794	13.150%, 04/06/2015, Class C	14,950,505

TOTAL ASSET BACKED SECURITIES (COST $61,814,483)		67,747,918

	DOMESTIC CORPORATE BONDS — 2.5%

	COMMERCIAL FINANCE — 0.6%
	CIT Group, Inc.
77,499,991	7.000%, 05/01/2016 (b)	76,143,741
21,830,844	7.000%, 05/01/2017 (b)	21,394,227

		97,537,968

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Principal		Value

	MULTI-LINE INSURANCE — 1.8%
	American General Finance Corp.
$101,060,000	4.000%, 03/15/2011, MTN, Series H	$100,049,400
10,700,000	5.625%, 08/17/2011, MTN	10,459,250
39,000,000	4.875%, 07/15/2012, MTN, Series I (d)	36,043,800
56,020,000	5.900%, 09/15/2012, MTN	52,238,650
91,700,000	5.375%, 10/01/2012, MTN, Series H	84,593,250
25,500,000	5.850%, 06/01/2013, MTN	23,205,000

		306,589,350

	REGIONAL BANKS — 0.0%
	Regions Financial Corp., Subordinate Debenture,
4,135,000	7.000%, 03/01/2011 (b)	4,103,987

	SURETY INSURANCE — 0.1%
	MBIA, Inc.
21,000,000	7.000%, 12/15/2025 (b)(d)	15,645,000
2,000,000	7.150%, 07/15/2027 (b)(d)	1,495,000

		17,140,000

TOTAL DOMESTIC CORPORATE BONDS (COST $413,857,978)		425,371,305

	FOREIGN CORPORATE BONDS — 0.1%

	UNITED KINGDOM — 0.1%

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 0.1%
	BP Capital Markets plc
9,417,000	1.292%, 03/17/2011 (d)(e)	9,481,977

TOTAL FOREIGN CORPORATE BONDS (COST $9,353,162)		9,481,977

	COMMERCIAL PAPER — 13.1%

	CONSUMER FINANCE — 1.2%
	American Express Co.
200,000,000	0.220%, 12/20/2010 (f)	199,976,778

	DIVERSIFIED BANKS — 5.0%
	Banco Espirito Santo NA Capital LLC
100,000,000	1.103%, 01/04/2011 (f)	99,896,111

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Principal		Value

	DIVERSIFIED BANKS (Continued)
	Banco Espirito Santo NA Capital LLC (Continued)
$ 50,000,000	1.103%, 01/05/2011 (f)	$49,946,528
235,000,000	1.103%, 01/06/2011 (f)	234,741,500
100,000,000	1.103%, 01/10/2011 (f)	99,877,778
150,000,000	1.205%, 02/08/2011 (f)	149,889,165
100,000,000	1.254%, 02/10/2011 (f)	99,923,600
100,000,000	1.355%, 02/22/2011 (f)	99,908,070

		834,182,752

	DIVERSIFIED HOLDING COMPANIES — 1.8%
	General Electric Capital Corp.
150,000,000	0.230%, 02/17/2011 (f)	149,928,900
150,000,000	0.230%, 02/22/2011 (f)	149,923,695

		299,852,595

	OFFICE ELECTRONICS — 0.5%
	Xerox Corp.
83,000,000	0.851%, 12/21/2010 (f)	82,960,806

	REGIONAL BANKS — 4.6%
	Santander Holdings USA, Inc.
30,000,000	0.934%, 01/11/2011 (f)	29,968,225
40,000,000	0.934%, 01/18/2011 (f)	39,950,400
40,000,000	1.005%, 01/28/2011 (f)	39,935,556
30,000,000	1.004%, 01/28/2011 (f)	29,951,667
198,000,000	0.955%, 02/07/2011 (f)	197,863,756
55,000,000	1.005%, 02/14/2011 (f)	54,957,501
150,000,000	0.915%, 02/15/2011 (f)	149,882,250
40,000,000	1.005%, 02/17/2011 (f)	39,967,612

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Principal		Value

	REGIONAL BANKS (Continued)
	Santander Holdings USA, Inc. (Continued)
$50,000,000	0.990%, 03/23/2011 (f)	$49,935,495
47,000,000	0.990%, 03/28/2011 (f)	46,935,760
100,000,000	0.990%, 03/30/2011 (f)	99,860,000

		779,208,222

TOTAL COMMERCIAL PAPER (COST $2,194,673,882)		2,196,181,153

Shares

	MONEY MARKET FUNDS — 3.5%
590,062,942	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.270% (g)	590,062,942

TOTAL MONEY MARKET FUNDS (COST $590,062,942)		590,062,942

TOTAL INVESTMENTS — 95.5% (COST $14,913,518,899)		16,083,734,810

	OTHER ASSETS IN EXCESS OF LIABILITIES — 4.5%	763,346,662

NET ASSETS — 100.0%		$16,847,081,472

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 8.
(c)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fairholme Fund, Inc.’s liquidity guidelines. The value of these securities totals $50,938,292, which represents 0.30% of the Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date (s)	Acquisition Cost	11/30/2010 Carrying Value Per Unit
417,917	JZ Capital Partners Ltd.	06/16/2009	$1,420,964	$5.0397
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares	06/16/2009	32,945,540	5.0397

(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $484,819,255 which represents 2.88% of the Fairholme Fund’s net assets. Such securities may be classified

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.
(e)	Variable rate security. The rate shown is as of November 30, 2010.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of November 30, 2010.
ADR	American Depositary Receipt.
MTN	Medium Term Note.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2010

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $10,489,768,643)	$10,853,186,416
Affiliated Issuers (Cost — $4,423,750,256)	5,230,548,394

Total Investments, at Fair Value (Cost — $14,913,518,899)	16,083,734,810
Cash	980,711,287
Receivable for Capital Shares Sold	51,706,591
Receivable for Investments Sold	15,955,375
Dividends and Interest Receivable	10,812,732

Total Assets	17,142,920,795

Liabilities
Payable for Capital Shares Redeemed	181,942,725
Payable for Investments Purchased	99,603,134
Accrued Management Fees	14,049,889
Accrued Miscellaneous Liabilities	243,575

Total Liabilities	295,839,323

NET ASSETS	$16,847,081,472

Net Assets Consist of:
Paid-In-Capital	$14,714,216,596
Accumulated Undistributed Net Investment Income	138,383,290
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	824,265,675
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	1,170,215,911

NET ASSETS	$16,847,081,472

Shares of Common Stock Outstanding* ($0.0001 par value)	492,698,641

Net Asset Value, Offering and Redemption Price Per Share ($16,847,081,472 / 492,698,641 shares)	$34.19

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2010

Investment Income
Interest — Unaffiliated Issuers	$122,743,498
Interest — Affiliated Issuers	8,308,223
Dividends — Unaffiliated Issuers (net of $10,520 in foreign taxes withheld)	153,016,139
Dividends — Affiliated Issuers (net of $402,581 in foreign taxes withheld)	6,363,996

Total Investment Income	290,431,856

Expenses
Management Fees	143,769,746

Total Expenses	143,769,746

Net Investment Income	146,662,110

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments
Unaffiliated Issuers	608,095,724
Affiliated Issuers	851,674,770
Net Realized Gain on Foreign Currency Related Transactions	28,557
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	581,544,768

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	2,041,343,819

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,188,005,929

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2010	For the Fiscal Year Ended November 30, 2009
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$146,662,110	$94,196,826
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	1,459,799,051	(626,793,059)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	581,544,768	3,292,304,778

Net Increase in Net Assets from Operations	2,188,005,929	2,759,708,545

From Dividends and Distributions to Shareholders
Net Investment Income	(98,018,926)	(33,451,154)
Net Realized Capital Gains from Investment Transactions	—	(137,550,971)

Net Decrease in Net Assets from Dividends and Distributions	(98,018,926)	(171,002,125)

From Capital Share Transactions
Proceeds from Sale of Shares	7,219,621,867	3,759,608,492
Shares Issued in Reinvestment of Dividends and Distributions	90,569,282	158,280,356
Redemption Fees	2,855,231	1,976,693
Cost of Shares Redeemed	(3,113,961,654)	(2,646,701,215)

Net Increase in Net Assets from Shareholder Activity	4,199,084,726	1,273,164,326

NET ASSETS
Net Increase in Net Assets	6,289,071,729	3,861,870,746
Net Assets at Beginning of Year	10,558,009,743	6,696,138,997

Net Assets at End of Year	$16,847,081,472	$10,558,009,743

Accumulated Undistributed Net Investment Income	$138,383,290	$89,711,549

SHARES TRANSACTIONS
Issued	220,465,112	158,536,199
Reinvested	3,047,378	7,494,335
Redeemed	(96,113,456)	(120,330,980)

Net Increase in Shares	127,399,034	45,699,554
Shares Outstanding at Beginning of Year	365,299,607	319,600,053

Shares Outstanding at End of Year	492,698,641	365,299,607

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2010	2009	2008		2007		2006

NET ASSET VALUE, BEGINNING OF YEAR	$28.90	$20.95	$32.30		$29.40		$25.45

Investment Operations
Net Investment Income(1)	0.33	0.28	0.13		0.26		0.31
Net Realized and Unrealized Gain (Loss) on Investments	5.22	8.20	(10.79	)(2)	3.05	(2)	4.33	(2)

Total from Investment Operations	5.55	8.48	(10.66)		3.31		4.64

Dividends and Distributions
From Net Investment Income	(0.27)	(0.11)	(0.22)		(0.24)		(0.22)
From Realized Capital Gains	—	(0.43)	(0.48)		(0.17)		(0.48)

Total Dividends and Distributions	(0.27)	(0.54)	(0.70)		(0.41)		(0.70)

Redemption Fees(1)	0.01	0.01	0.01	(2)	0.00	(2)(3)	0.01	(2)

NET ASSET VALUE, END OF YEAR	$34.19	$28.90	$20.95		$32.30		$29.40

TOTAL RETURN	19.37%	41.48%	(33.69)%		11.42%		18.71%
Ratio/Supplemental Data
Net Assets, End of Period/Year (in 000’s)	$16,847,081	$10,558,010	$6,696,139		$6,463,009		$3,701,457
Ratio of Expenses to Average Net Assets:
Before Expenses Reimbursed	1.00%	1.00%	1.01%	(4)	1.00%		1.00%
After Expenses Reimbursed	1.00%	1.00%	1.01%	(4)	1.00%		1.00%	(5)
Ratio of Net Investment Income to Average Net Assets	1.02%	1.14%	0.44%		0.85%		1.12%
Portfolio Turnover Rate	88.74%	71.09%	81.35%		14.10%		20.27%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	0.01% is attributable to shareholder meeting expenses borne by the Fairholme Fund outside of the normal 1.00% management fee.
(5)	Expenses reimbursed represent less than 0.01%.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2010

Shares		Value

	DOMESTIC EQUITY SECURITIES — 21.5%

	DIVERSIFIED TELECOMMUNICATIONS — 9.5%
622,700	AT&T, Inc.	$17,304,833
542,700	Verizon Communications, Inc.	17,371,827

		34,676,660

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 2.9%
174,900	Royal Dutch Shell plc, sponsored ADR	10,611,183

	MULTI-LINE INSURANCE — 0.5%
43,474	American International Group, Inc. (a)	1,795,041

	PROPERTY & CASUALTY INSURANCE — 0.1%
10,800	Mercury General Corp.	463,752

	REAL ESTATE INVESTMENT TRUSTS — 5.5%
1,224,807	General Growth Properties, Inc.	19,829,625

	REGIONAL BANKS — 3.0%
1,122,500	Banco Santander SA, sponsored ADR	10,798,450

TOTAL DOMESTIC EQUITY SECURITIES (COST $74,291,815)		78,174,711

	DOMESTIC PREFERRED STOCKS — 0.7%

	DIVERSIFIED BANKS — 0.4%
	Wells Fargo & Co., Preferred,
57,200	8.000%, Series J	1,528,956

	MULTI-LINE INSURANCE — 0.3%
	American International Group, Inc.
23,500	Preferred, 6.450%, Series A-4 (b)	509,480
21,800	Preferred, 7.700% (b)	529,522

		1,039,002

TOTAL DOMESTIC PREFERRED STOCKS (COST $2,411,235)		2,567,958

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Shares		Value

	WARRANTS — 1.2%

	REAL ESTATE INVESTMENT TRUSTS — 1.1%
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.50, Expire 11/09/2017 (c)	$4,217,919

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017 (c)	322,860

TOTAL WARRANTS (COST $0)		4,540,779

Principal

	DOMESTIC CORPORATE BONDS — 46.6%

	COMMERCIAL FINANCE — 9.0%
	CIT Group, Inc.
$2,000,000	7.000%, 05/01/2013	2,002,600
17,500,000	7.000%, 05/01/2016	17,193,750
14,000,000	7.000%, 05/01/2017	13,720,000

		32,916,350

	MULTI-LINE INSURANCE — 15.5%
	American General Finance Corp.
8,000,000	4.000%, 03/15/2011, MTN, Series H	7,920,000
800,000	5.625%, 08/17/2011, MTN	782,000
14,000,000	4.875%, 07/15/2012, MTN, Series I (c)	12,938,800
800,000	5.900%, 09/15/2012, MTN	746,000
12,841,000	5.375%, 10/01/2012, MTN, Series H	11,845,823
24,500,000	5.850%, 06/01/2013, MTN	22,295,000

		56,527,623

	REGIONAL BANKS — 5.1%
	M&I Marshall & Ilsley Bank, Subordinate Debenture,
1,000,000	5.250%, 09/04/2012 (c)	999,100

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Principal		Value

	REGIONAL BANKS (Continued)
	Regions Financial Corp., Subordinate Debenture
$ 8,000,000	7.000%, 03/01/2011	$7,940,000
10,000,000	6.375%, 05/15/2012	9,688,000

		18,627,100

	SURETY INSURANCE — 17.0%
	MBIA, Inc.
2,000,000	6.400%, 08/15/2022 (c)	1,503,800
42,000,000	7.150%, 07/15/2027 (c)	31,395,000
40,000,000	6.625%, 10/01/2028 (c)	28,900,000

		61,798,800

TOTAL DOMESTIC CORPORATE BONDS (COST $170,781,354)		169,869,873

	FOREIGN CORPORATE BONDS — 3.5%

	UNITED KINGDOM — 3.5%

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 3.5%
	BP Capital Markets plc
6,000,000	1.292%, 03/17/2011 (b)(c)	6,041,400
6,500,000	3.625%, 05/27/2011, EMTN (c)	6,670,950

TOTAL FOREIGN CORPORATE BONDS (COST $12,222,458)		12,712,350

	FOREIGN CONVERTIBLE BONDS — 0.5%

	CANADA — 0.5%

	FREIGHT TRANSPORTATION — 0.5%
	Clarke, Inc., Convertible Subordinate Debenture,
2,039,000(d)	6.000%, 12/31/2013	1,956,471

TOTAL FOREIGN CONVERTIBLE BONDS (COST $1,821,987)		1,956,471

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

Principal		Value

	COMMERCIAL PAPER — 17.6%

	CHEMICALS & ALLIED PRODUCTS — 2.7%
	Dow Chemical Co.,
$10,000,000	0.952%, 12/07/2010 (e)	$9,998,417

	DIVERSIFIED BANKS — 4.1%
	Banco Espirito Santo NA Capital LLC,
15,000,000	1.103%, 01/06/2011 (e)	14,983,500

	OFFICE ELECTRONICS — 4.7%
	Xerox Corp.,
17,000,000	0.851%, 12/21/2010 (e)	16,991,972

	REGIONAL BANKS — 1.4%
	Santander Holdings USA, Inc.
2,000,000	0.955%, 02/07/2011 (e)	1,998,624
3,000,000	0.990%, 03/28/2011 (e)	2,995,899

		4,994,523

	RETAIL DEPARTMENT STORES — 4.7%
	Sears Roebuck Acceptance Corp.,
17,000,000	1.904%, 12/09/2010 (e)	16,992,822

TOTAL COMMERCIAL PAPER (COST $63,953,518)		63,961,234

Shares
	MONEY MARKET FUNDS — 2.8%
10,101,634	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, 0.270% (f)	10,101,634

TOTAL MONEY MARKET FUNDS (COST $10,101,634)		10,101,634

TOTAL INVESTMENTS — 94.4% (COST $335,584,001)		343,885,010

	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.6%	20,349,498

NET ASSETS — 100.0%		$364,234,508

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2010

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is as of November 30, 2010.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $92,989,829, which represents 25.53% of the Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Principal amount denoted in Canadian dollars.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of November 30, 2010.
ADR	American Depositary Receipt.
EMTN	Euro Medium Term Note.
MTN	Medium Term Note.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2010

Assets
Investments, at Fair Value (Cost — $335,584,001)	$343,885,010
Cash	16,525,806
Dividends and Interest Receivable	3,623,387
Receivable for Capital Shares Sold	3,236,389

Total Assets	367,270,592

Liabilities
Payable for Investments Purchased	2,437,664
Payable for Capital Shares Redeemed	447,180
Accrued Management Fees	148,076
Accrued Miscellaneous Liabilities	3,164

Total Liabilities	3,036,084

NET ASSETS	$364,234,508

Net Assets Consist of:
Paid-In-Capital	$350,841,787
Accumulated Undistributed Net Investment Income	3,862,131
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	1,229,401
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	8,301,189

NET ASSETS	$364,234,508

Shares of Common Stock Outstanding* ($0.0001 par value)	34,052,611

Net Asset Value, Offering and Redemption Price Per Share ($364,234,508 / 34,052,611 shares)	$10.70

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Period Ended November 30, 2010*

Investment Income
Interest	$8,566,453
Dividends (net of $2,031 in foreign taxes withheld)	2,145,228

Total Investment Income	10,711,681

Expenses
Management Fees	2,067,850

Less: Management Fee Waiver	(1,033,925)

Net Expenses	1,033,925

Net Investment Income	9,677,756

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	770,514
Net Realized Gain on Foreign Currency Related Transactions	1,386
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	8,301,189

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	9,073,089

NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,750,845

*	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended November 30, 2010*
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$9,677,756
Net Realized Gain on Investments and Foreign Currency Related Transactions	771,900
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	8,301,189

Net Increase in Net Assets from Operations	18,750,845

From Dividends and Distributions to Shareholders
Net Investment Income	(5,358,124)

Net Decrease in Net Assets from Dividends and Distributions	(5,358,124)

From Capital Share Transactions
Proceeds from Sale of Shares	414,115,094
Shares Issued in Reinvestment of Dividends	4,952,390
Cost of Shares Redeemed	(68,225,697)

Net Increase in Net Assets from Shareholder Activity	350,841,787

NET ASSETS
Net Increase in Net Assets	364,234,508
Net Assets at Beginning of Period	—

Net Assets at End of Period	$364,234,508

Accumulated Undistributed Net Investment Income	$3,862,131

SHARES TRANSACTIONS
Issued	40,117,329
Reinvested	472,339
Redeemed	(6,537,057)

Net Increase in Shares	34,052,611
Shares Outstanding at Beginning of Period	—

Shares Outstanding at End of Period	34,052,611

*	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended November 30, 2010(1)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Investment Operations
Net Investment Income(2)	0.45
Net Realized and Unrealized Gain on Investments	0.45

Total from Investment Operations	0.90

Dividends and Distributions
From Net Investment Income	(0.20)
Total Dividends and Distributions	(0.20)

NET ASSET VALUE, END OF PERIOD	$10.70

TOTAL RETURN	9.05%	(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	(4)
After Expenses Waived	0.50%	(4)
Ratio of Net Investment Income to Average Net Assets	4.69%	(4)
Portfolio Turnover Rate	77.03%	(3)

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

November 30, 2010

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund. The Fairholme Fund and the Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular industries than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single corporation. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances the Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, various asset classes and market sectors. The equity securities in which the Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund invests in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fairholme Fund invests in fixed-income securities without regard to maturity or the rating of the issuer of the security. The Fairholme Fund also invests in “special situations” to achieve its objective. “Special situation” investments may include either equity or fixed-income investments such

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fairholme Fund normally holds a focused portfolio of securities, the Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fairholme Fund.

The Income Fund’s investment objective is to provide current income, other forms of cash distributions, and capital preservation. Under normal circumstances the Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which the Income Fund may invest include, but are not limited to, corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in REITs. Although the Income Fund normally holds a focused portfolio of securities, the Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Income Fund.

Note 2. Significant Accounting Policies

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows.

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange (or reported on the NASDAQ national market) are generally valued at the official closing price of, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using an independent pricing service. The Manager may also employ other valuation methods which the Manager believes would provide

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be categorized in level 2 of the fair value hierarchy, otherwise they would be categorized in level 3.

Fixed income securities (corporate and convertible bonds/asset backed securities): The fair value of corporate and convertible bonds and asset backed securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of November 30, 2010, fixed income investments valued at $62,665,777 (0.37% of net assets) and $88,449,050 (24.28% of net assets) in the Fairholme Fund and Income Fund, respectively, are valued by Management utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board of Directors in the Schedules of Investments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day and are categorized in level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the estimated volatility of the underlying security, strike price of the warrants and the risk-free interest rate at the valuation date. Warrants are categorized within level 3 of the fair value hierarchy.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available; when securities are determined to be illiquid or restricted; or when in the judgment of the Manager, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include, but are not limited to, the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of November 30, 2010 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value at 11/30/2010
FAIRHOLME FUND ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$11,444,263,622	$-	$-	$11,444,263,622
Foreign Equity Securities	877,534,080	50,938,292	-	928,472,372
Domestic Preferred Stocks	43	-	-	43
Warrants	-	-	422,153,478	422,153,478
Asset Backed Securities	-	67,747,918	-	67,747,918
Domestic Corporate Bonds	-	425,371,305	-	425,371,305
Foreign Corporate Bonds	-	9,481,977	-	9,481,977
Commercial Paper	-	2,196,181,153	-	2,196,181,153
Money Market Funds	590,062,942	-	-	590,062,942

TOTAL INVESTMENTS	$12,911,860,687	$2,749,720,645	$422,153,478	$16,083,734,810

INCOME FUND ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$78,174,711	$-	$-	$78,174,711
Domestic Preferred Stocks	2,567,958	-	-	2,567,958
Warrants	-	-	4,540,779	4,540,779
Domestic Corporate Bonds	-	169,869,873	-	169,869,873
Foreign Corporate Bonds	-	12,712,350	-	12,712,350
Foreign Convertible Bonds	-	1,956,471	-	1,956,471
Commercial Paper	-	63,961,234	-	63,961,234
Money Market Funds	10,101,634	-	-	10,101,634

TOTAL INVESTMENTS	$90,844,303	$248,499,928	$4,540,779	$343,885,010

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

The Fairholme Fund had no significant transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2010. The Income Fund had no significant transfers between Level 1 and Level 2 during the eleven month period ended November 30, 2010.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants		Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development
Balance as of 11/30/2009 (1)	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/depreciation (2)	392,137,799	30,015,679	422,153,478
Net purchases/(sales)	0	0	0
Transfers into Level 3 (3)	—	—	—
Transfers out of Level 3 (3)	—	—	—

Balance as of 11/30/2010	$392,137,799	$30,015,679	$422,153,478

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 11/30/2010 (2)	$392,137,799	$30,015,679	$422,153,478

(1)	There were no Level 3 investments held at November 30, 2009 in the Fairholme Fund.
(2)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(3)	The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

	INCOME FUND
	Assets: Investments (Fair Value)
	Warrants		Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development
Balance as of 12/31/2009 (1)	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/depreciation (2)	4,217,919	322,860	4,540,779
Net purchases/(sales)	0	0	0
Transfers into Level 3 (3)	—	—	—
Transfers out of Level 3 (3)	—	—	—

Balance as of 11/30/2010	$4,217,919	$322,860	$4,540,779

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 11/30/2010 (2)	$4,217,919	$322,860	$4,540,779

(1)	The Income Fund commenced operations on December 31, 2009.
(2)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(3)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. The Funds’ Manager has adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds’ Manager is currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Warrants: As of November 30, 2010, the Funds’ investments in warrants are presented within the Schedules of Investments.

The Fairholme Fund’s and the Income Fund’s volume of activity in warrants during the period May 2010 through November 30, 2010 had an average monthly market value of approximately $185,082,000 and $1,991,000, respectively. There were no warrants held prior to May 2010.

As of November 30, 2010, the value of warrants with equity risk exposure is $422,153,478 for the Fairholme Fund and included with Investments, at Fair Value - Unaffiliated Issuers on the Statement of Assets and Liabilities. As of November 30, 2010, the value of warrants with equity risk exposure is $4,540,779 for the Income Fund and included with Investments, at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2010, the effect of warrants with equity risk exposure held of $422,153,478 and $4,540,779 for the Fairholme Fund and the Income Fund, respectively, is included with Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions on the Statements of Operations.

Dividends and Distributions: The Fairholme Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fairholme Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. The Income Fund intends to declare and pay net investment income distributions (if any) quarterly in March, June, September and December. The Income Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Redemption Fee: The Fairholme Fund assesses a 2% fee on the proceeds of Fairholme Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fairholme Fund for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fairholme Fund during the fiscal years ended November 30, 2010 and November 30, 2009, amounted to $2,855,231 and $1,976,693, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld where recovery is uncertain, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to the Investment Management Agreements, the Company pays a management fee to the Manager for its provision of investment advisory and operating services to the Company. The management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each of the Funds. Under the Investment Management Agreements, the Manager is responsible for paying all of the Funds expenses including, but not limited to, expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies, except for commissions, brokerage fees and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses. With regard to the Income Fund only, the Manager has contractually agreed to waive a portion of its management fee and/or pay Income Fund expenses (excluding costs and expenses for which the Manager is not responsible under the Income Fund’s Investment Management

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Agreement) so that the Income Fund’s operating expenses (after such waiver or payment) will not exceed an annual rate of 0.50% of the daily average net assets of the Income Fund. The fee waiver/expense limitation became effective on December 31, 2009 and shall remain in effect for at least one year after the effective date of the current Prospectus and until the effective date of the Income Fund’s Prospectus incorporating the Income Fund’s audited financial statements for the Income Fund’s fiscal year ending November 30, 2010. The Income Fund’s management fee waiver/expense limitation may continue from year-to-year thereafter as determined by the Manager and approved by the Board. The Manager may be reimbursed for fee waivers and/or expense limitation payments made on behalf of the Income Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount actually paid by the Income Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the fee waiver/expense limitation for that year, or, if no such fee waiver/expense limitation is effective for that year, the Management Fee payable by the Income Fund to the Manager for that year. For the fiscal year ended November 30, 2010, the Manager may request reimbursement of up to $1,033,925 until November 30, 2013. The Funds paid commissions, other brokerage fees, and security registration expenses during the period. The Manager earned $143,769,746 from the Fairholme Fund and $2,067,850 from the Income Fund for their services during the fiscal year ended November 30, 2010. The Manager waived $1,033,925 of the amount earned in the Income Fund. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2010, purchases and sales of investment securities, other than short-term investments, aggregated for the Fairholme Fund were $12,545,718,984, and $10,573,146,190 respectively. For the period of eleven months ended November 30, 2010, purchases and sales of investment securities, other than short-term investments, aggregated for the Income Fund were $350,527,838, and $91,997,449, respectively.

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Fairholme Fund	$14,940,418,728	$1,939,569,174	$(796,253,092)	$1,143,316,082
Income Fund	335,618,047	14,669,248	(6,402,285)	8,266,963

For the Fairholme Fund, the difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, mark-to-market adjustments on investments in passive foreign investment companies, and basis adjustments on investments in General Growth Properties, Inc. For the Income Fund, the difference between book basis and tax basis net unrealized appreciation is attributable primarily to basis adjustments on investments in General Growth Properties, Inc.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Fairholme Fund	Income Fund
Undistributed Ordinary Income (Inclusive of Short-Term Capital Gain)	$155,272,688	$5,125,578
Net Long-Term Capital Gain	834,276,106	—
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	1,143,316,082	8,267,143

Total	$2,132,864,876	$13,392,721

During the fiscal year ended November 30, 2010, the Fairholme Fund utilized net capital loss carryforwards for federal income tax purposes of $613,778,949.

Management of the Funds has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current

FAIRHOLME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Funds were as follows:

	Fairholme Fund		Income Fund
	For the Fiscal Year Ended November 30, 2010	For the Fiscal Year Ended November 30, 2009	For the Period Ended November 30, 2010

Dividends and Distributions paid from:
Ordinary Income	$98,018,926	$33,453,214	$5,358,124
Long-Term Capital Gain	—	137,548,911	—

	$98,018,926	$171,002,125	$5,358,124

The Fairholme Fund and the Income Fund declared and made payable the following distributions on December 16, 2010 and December 31, 2010, respectively.

	Fairholme Fund	Income Fund

Dividends and Distributions paid from:
Ordinary Income	$195,136,396	$5,155,993
Short-Term Capital Gain	—	1,303,780
Long-Term Capital Gain	838,210,865	—

	$1,033,347,261	$6,459,773

Note 7. Reclassification in the Capital Accounts

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to tax treatment of currency gains and losses for the Funds and a reclass of market discounts received from investments in bank loans for

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

the Income Fund. As of November 30, 2010, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	Fairholme Fund	Income Fund
Accumulated Undistributed Net Investment Income	$28,557	$(457,501)
Net Accumulated Realized Gain	$(28,557)	$457,501

Note 8. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of November 30, 2010 amounted to $5,230,548,394 representing 31.05% of net assets. There were no affiliated companies of the Income Fund as of November 30, 2010.

Transactions in the Fairholme Fund during the fiscal year ended November 30, 2010 in which the issuer was an “affiliated person” are as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Fairholme Fund	November 30, 2009		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
AmeriCredit Corp.(a)	31,814,670	$285,666,145	-	$-
CIT Group, Inc.(b)	-	-	19,630,929	637,545,133
Ensign Energy Services, Inc.(a)	12,104,100	206,614,920	-	-
General Growth Properties, Inc.(b)	-	-	113,869,556	1,138,670,872
Hertz Global Holdings, Inc.(a)	49,493,500	309,909,344	-	-

Humana, Inc.(a)	13,621,400	449,084,620	-	-
MBIA, Inc.(b)	-	-	20,501,100	186,282,116
Regions Financial Corp.(c)	28,560,804	154,850,425	72,428,600	420,316,521
RSC Holdings, Inc.	7,598,800	52,914,631	2,625,100	18,389,750
Sears Holdings Corp.	13,587,371	1,130,445,721	-	-

The St. Joe Co.	23,036,502	605,388,875	100,000	2,221,100
United Rental, Inc.(a)	4,755,232	84,875,223	-	-
WellCare Health Plans, Inc.	4,218,200	147,506,555	10,000	277,125
Winthrop Realty Trust	2,988,648	27,048,650	-	-
General Growth Properties, Inc., Warrants, Vested, $10.50, Expire 11/09/2017(b)	-	-	40,634,357	-

AmeriCredit Corp. 8.500%, 07/01/2015(a)	$32,225,000	25,129,271 $	-	-
CIT Group, Inc. 7.000% 05/01/2016(b)	$-	-	$108,379,175	96,676,857
CIT Group, Inc. 7.000% 05/01/2017(b)	$-	-	$62,830,845	47,427,590

MBIA, Inc. 7.000%, 12/15/2025(b)	$-	-	$21,000,000	16,105,000
MBIA, Inc. 7.150%, 07/15/2027(b)	$-	-	$2,000,000	1,540,000
Regions Financial Corp., Subordinate Debenture, 7.000%, 3/01/2011(b)	$-	-	$4,135,000	4,072,975

Sears Roebuck Acceptance Corp. 1.909%, 12/03/2009(a)	$30,000,000	29,996,833	$-	-
Sears Roebuck Acceptance Corp. 1.909%, 12/14/2009(a)	$50,000,000	49,965,694	$-	-
Sears Roebuck Acceptance Corp. 1.908%, 12/22/2009(a)	$20,000,000	19,977,833	$-	-
Sears Roebuck Acceptance Corp. 1.910%, 12/23/2009(a)	$50,000,000	49,941,944	$-	-
United Rental, Inc. 7.750%, 11/15/2013(a)	$128,451,000	100,885,686	$-	-

Total		$3,730,202,370		$2,569,525,039

(a)	Company is no longer held in the portfolio at November 30, 2010.
(b)	Company was not held in the portfolio at November 30, 2009.
(c)	Company was not an “affiliated company” at November 30, 2009.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Gross Deductions		November 30, 2010
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
31,814,670	$285,666,145	-	$-	$-	$481,926,266	$-
2,329,700	68,845,616	17,301,229	568,699,517	682,706,496	9,132,349	-
12,104,100	206,614,920	-	-	-	(58,593,105)	2,281,292
-	-	113,869,556	1,138,670,872	1,843,548,112	-	-
49,493,500	309,909,344	-	-	-	240,820,818	-

13,621,400	449,084,620	-	-	-	222,522,745	-
-	-	20,501,100	186,282,116	204,805,989	-	-
3,838,600	24,530,478	97,150,804	550,636,468	522,671,325	2,128,569	2,276,302
-	-	10,223,900	71,304,381	79,644,181	-	-
727,300	94,800,305	12,860,071	1,035,645,416	842,334,651	(25,397,477)	-

-	-	23,136,502	607,609,975	407,202,435	-	-
4,755,232	84,875,223	-	-	-	(43,019,239)	-
456,200	17,431,591	3,772,000	130,352,089	106,181,800	(4,522,300)	-
437,800	4,018,395	2,550,848	23,030,255	30,533,651	1,701,382	1,806,402

-	-	40,634,357	-	392,137,799	-	-

$32,225,000	25,367,905	$-	-	-	1,820,380	990,799
$30,879,184	24,742,200	$77,499,991	72,765,688	76,143,741	1,876,924	3,227,516
$41,000,001	31,269,306	$21,830,844	17,031,487	21,394,227	3,036,988	3,239,200
$-	-	$21,000,000	16,107,373	15,645,000	-	22,401
$-	-	$2,000,000	1,540,296	1,495,000	-	3,414
$-	-	$4,135,000	4,074,323	4,103,987	-	2,956

$30,000,000	30,000,000	$-	-	-	-	3,167

$50,000,000	50,000,000	$-	-	-	-	34,306

$20,000,000	20,000,000	$-	-	-	-	22,167

$50,000,000	50,000,000	$-	-	-	-	58,056
$128,451,000	101,149,197	$-	-	-	18,240,470	704,241

	$1,878,305,245		$4,423,750,256	$5,230,548,394	$851,674,770	$14,672,219

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2010

Note 9. Indemnifications

Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on its experience to date, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Fairholme Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fairholme Funds, Inc. (the “Funds”) comprising The Fairholme Fund (the “Fairholme Fund”) and The Fairholme Focused Income Fund (the “Income Fund”), as of November 30, 2010, and the related statements of operations for the year then ended for the Fairholme Fund and for the period from December 31, 2009 (commencement of operations) to November 30, 2010 for the Income Fund, the statements of changes in net assets for each of the two years in the period ended November 30, 2010 for the Fairholme Fund and for the period from December 31, 2009 (commencement of operations) to November 30, 2010 for the Income Fund, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 26, 2011

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

November 30, 2010

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Funds are managed by the Manager, subject to the Bylaws of the Company and review by the Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years and Other Relevant Experience§	Funds Overseen by Director	Other Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 52	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, L.L.C., a registered investment adviser, since October 1997.	2	Director, The St. Joe Co., effective January 1, 2011.
Cesar L. Alvarez, Esq.* Age 63	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Executive Chairman of Greenberg Traurig, P.A. since 2010; Chief Executive Officer of Greenberg Traurig, P.A. from October 1997 to 2010.	2	Chairman, Board of Directors, Mednax Medical Group, Inc.; Co-Leading Director, Watsco, Inc.; Director, Intrexon Corporation; Director, Texpack Inc.
Charles M. Fernandez* Age 48	Director, Vice President	Mr. Fernandez has served as a Director and a Vice President of the Company since November 5, 2008.	President, Fairholme Capital Management, L.L.C. since November 2008; Chief Operating Officer, Fairholme Capital Management L.L.C. from 2007 to 2008; President, Lakeview Health Systems LLC from 2003 to 2007.	2	Director, Miami Children’s Hospital Foundation; Director, The St. Joe Co., effective January 1, 2011.

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
*	Mr. Berkowitz, Mr. Fernandez and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

Board of Directors (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years and Other Relevant Experience§	Funds Overseen by Director	Other Directorships Held by Director
Independent Directors^
Terry L. Baxter Age 65	Independent Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	2	Director, Main Street America Group
Howard S. Frank Age 69	Independent Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer, and Director, Carnival Corporation & plc.	2	Director, Steamship Mutual Trust; Vice Chairman, New World Symphony
Avivith Oppenheim, Esq. Age 61	Independent Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	2	None
Leigh Walters, Esq. Age 64	Independent Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	2	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

Board of Directors (unaudited)

Additional Officers of the Company

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Tim Biedrzycki Age 62	Treasurer	Mr. Biedrzycki has served as the Treasurer of the Company since November 2008.	Chief Executive Officer and President, FCM Services, Inc. since July 2008; Chief Operating Officer, FCM Services, Inc. from February 2007 to June 2008; Managing Director, Citco Mutual Fund Services August 2005 to February 2007.
Paul R. Thomson Age 54	Chief Compliance Officer	Mr. Thomson has served as Chief Compliance Officer since April 2010 and previously served in the position from November 2008 to January 2009. Prior to serving as the Chief Compliance Officer, initially he was the treasurer from January 2008 to November 2008.	Chief Compliance Officer, Fairholme Capital Management L.L.C. since April 2010; Chief Financial Officer, Fairholme Capital Management L.L.C. from January 2008 to present; Managing Director of Colliers-Seeley, Inc. until 2007; Chief Financial Officer and Treasurer of Big City Radio, Inc. from 1996-2004.
Deborah A. Reperowitz, Esq. Age 51	Secretary	Ms. Reperowitz has served as Secretary of the Company since July 2010.	General Counsel of Fairholme Capital Management L.L.C. since May 2010; Senior Vice President and Chief Litigation Counsel of CIT Group Inc. from 2006 to April 2010; Partner at Reed Smith LLP from 2000 to 2006.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

Initial Approval of Investment Management Agreement (unaudited)

At its meeting on October 20, 2009, the Board of Directors of Fairholme Funds Inc. (“Company”) approved the investment management agreement between the Company, on behalf of the Fairholme Focused Income Fund (“Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the agreement, the Directors considered the factors discussed below, among others. The approval of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A.     Nature, Extent and Quality of Services and Performance

The Directors considered information concerning the nature, extent and quality of investment advisory and operational services to be provided or overseen by the Manager for the Fund. The Directors reviewed information concerning the personnel responsible for the day-to-day management of the Fund, the overall reputation of the Manager, and the Manager’s planned staffing levels. The Directors also considered information concerning the Manager’s commitment to the Fund as evidenced by the intended future share ownership in the Fund by the management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services to be provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts, as the services to such accounts are materially different than the services to be provided to the Fund. The advisory accounts have different investment strategies, holdings and goals than the Fund, and require different services than the Fund.

The Directors concluded that the range and quality of services to be provided by the Manager to the Fund were appropriate. Since the Fund had no historical performance, the Directors considered the Manager’s capabilities, personnel and other items and concluded that the Manager had appropriate resources to provide investment management services to the Fund.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

B.     Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s proposed management fee and its effect on the Fund’s estimated expense ratio. Such information included a third party report comparing the Fund’s proposed management fee and estimated expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors considered that the Fund’s proposed management fee would cover many of the Fund’s operating and other expenses and that the Fund’s estimated expense ratio, without the Manager’s proposed fee waiver, was comparable to the average and median expense ratios of the other funds included in report.

In evaluating the fee and expense information, the Directors took into account the expected demands and complexity of portfolio management for the Fund in light of its investment objective and strategies. They also considered information regarding the Manager’s expected payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts.

The Directors did not compare the fees to be charged by the Manager to the Fund with the fees charged by the Manager to its other advisory accounts. They determined not to compare these fees because the services provided by the Manager to its other advisory accounts are materially different from the services to be provided by the Manager to the Fund.

The Directors concluded that the Fund’s proposed management fee were reasonable in light of the services to be provided by or through the Manager and relative to the fees charged by other advisers to similarly situated funds.

C.     Profitability and Economies of Scale

The Directors considered information regarding the estimated profitability of the Fund to the Manager and information concerning economies of scale and expectations for the Fund. They considered these factors in light of the Fund’s proposed management fee, estimated expense ratio and the services to be provided by or through the Manager for the Fund and concluded that such factors were not such as to prevent them from approving the agreement.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

Approval of Investment Management Agreement (unaudited)

At its meeting on October 22, 2010, the Board of Directors of Fairholme Funds, Inc. (“Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Fund (“Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the Agreement, the Directors considered the factors discussed below, among others. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A.     Nature, Extent and Quality of Services

The Directors considered information concerning the nature, extent and quality of investment advisory and operational services provided or overseen by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager, and the Manager’s current and planned staffing levels. The Directors also considered information concerning the Manager’s commitment to the Fund as evidenced by share ownership in the Fund by the management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts, as such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund, and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund were appropriate and warranted renewal of the Agreement.

B.     Investment Performance

The Directors considered information concerning the short- and long-term investment performance of the Fund, including information reflecting that the Fund had outperformed its relevant index, the S&P 500 Index, for the fiscal year to date period ended August 31, 2010. The Directors also considered a third party report comparing the Fund’s investment performance with the investment performance of similarly situated mutual funds and reflecting that the Fund’s returns for the 1-year, 3-year, 5-year, 10-year

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

and since inception periods ended August 31, 2010 compared favorably to the returns of the other funds included in the report for those periods. They reviewed and considered information concerning the portfolio securities of the Fund that contributed to the Fund’s performance during the one-year period ended August 31, 2010.

The Directors concluded that the Fund had performed in line with expectations.

C.     Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s management fee and expense ratio, including a third party report comparing the Fund’s management fee and expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that the Fund’s management fee covers many of the Fund’s operating and other expenses and that the Fund’s expense ratio for its latest full fiscal year was comparable to the expense ratios of the other funds included in report.

In evaluating the fee and expense information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective and strategies and assets. They also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors concluded that the Fund’s management fee and expense ratio were reasonable in light of the services provided by or through the Manager and the Fund’s performance.

D.     Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s overall expense ratio and performance and the services provided by or through the Manager and concluded that the Manager’s profitability was not such as to prevent them from approving the renewal of the agreement.

E.     Economies of Scale

The Directors considered information concerning economies of scale. They considered the Fund’s increase in asset size resulting from both appreciation and new stockholder accounts and determined that no modification of the management fee was warranted

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

in light of, among other things, the fact that the Fund’s overall expense ratio was comparable to other similarly situated funds.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. These policies, procedures and records for the twelve month period ended June 30, 2010 are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US), Inc. (formerly known as PNC Global Investment Servicing (US) Inc.), P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder services toll free at 1-866-202-2263. The Company’s proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fairholme Funds file Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Funds Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The Fairholme Fund designated $98,018,926 (100%) of total distributions paid during the fiscal year ended November 30, 2010, as ordinary income distributions.

The Income Fund designated $5,358,124 (100%) of total distributions paid during the fiscal year ended November 30, 2010, as ordinary income distributions.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

November 30, 2010

The information below is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their own tax advisors. Please note that, for the fiscal year ended November 30, 2010, the respective percentages of ordinary income distributions paid by the Funds were designated as follows:

Distribution Period December, 2009	Fairholme Fund Percentage	Income Fund Percentage
Qualified Dividend Income for Individuals	86.96%	17.73%
Dividends Qualifying for the Dividends Received Deduction for Corporations	80.28%	17.21%
Qualifying Interest Income	51.53%	78.00%
U.S. Treasury Securities	1.06%*	0.63%*

*

The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Board of Directors

CESAR L. ALVAREZ, ESQ.     .    TERRY L. BAXTER    .    BRUCE R. BERKOWITZ

CHARLES M. FERNANDEZ    .    HOWARD S. FRANK

AVIVITH OPPENHEIM, ESQ.    .    LEIGH WALTERS, ESQ.

Officers

BRUCE R. BERKOWITZ

President

CHARLES M. FERNANDEZ

Vice President

TIMOTHY K. BIEDRZYCKI

Treasurer

DEBORAH A. REPEROWITZ

Secretary

PAUL R. THOMSON

Chief Compliance Officer

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 BISCAYNE BLVD.

MIAMI, FL 33137

305-358-3000

Dividend Paying Agent Transfer Agent

BNY MELLON INVESTMENT SERVICING (US), INC.

(FORMERLY KNOWN AS PNC GLOBAL INVESTMENT SERVICING (US) INC.)

760 MOORE ROAD

KING OF PRUSSIA, PA 19406

Custodian

PFPC TRUST COMPANY

(WHICH WILL BE RENAMED BNY MELLON INVESTMENT SERVICING TRUST COMPANY EFFECTIVE JULY 1, 2011)

301 BELLEVUE PARKWAY

WILMINGTON, DE 19809

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 MARKET STREET

PHILADELPHIA, PA 19103

Legal Counsel

SEWARD & KISSEL, LLP

1200 G STREET, NW

WASHINGTON, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. AS OF JULY 26, 2010, SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, INC. PRIOR TO JULY 26, 2010, THE DISTRIBUTOR OF THE FUND WAS BNY MELLON DISTRIBUTORS INC. (FORMERLY KNOWN AS PFPC DISTRIBUTORS, INC.)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Howard Frank is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,000 in 2009 and $70,000 in 2010.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,500 in 2009 and $2,500 in 2010. These fees relate to the principal accountant’s review and consent for the filing of offering documents for a new series of the Registrant.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $30,600 in 2009 and $18,000 in 2010. These fees relate to the preparation and review of the Funds’ various tax forms and also for the review of the Funds’ dividend and distributions.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $8,555 in 2010. These fees relate to the review of valuation practices.

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services to the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,063 in 2009 and $574 in 2010.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)

Date	1/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)

Date	1/31/11

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer (principal financial officer)

Date	1/31/11

* Print the name and title of each signing officer under his or her signature.